Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share
Basic and diluted earnings per share

The table below presents a reconciliation of numerators and denominators used in computing earnings per share. The Company has a stock plan and subscription warrants, as mentioned in Notes 8.d and 19, respectively.

	2025
	Continuing Operations	Discontinued Operations	Total	2024	2023
Basic earnings per share
Net income for the year of the Company	2,575,006	(121,153)	2,453,853	2,362,740	2,439,795
Weighted average number of shares outstanding (in thousands)	1,071,727	1,071,727	1,071,727	1,102,130	1,095,469
Basic earnings per share - R$	2.4027	(0.1130)	2.2896	2.1438	2.2272
Diluted earnings per share
Net income for the year of the Company	2,575,006	(121,153)	2,453,853	2,362,740	2,439,795
Weighted average number of outstanding shares (in thousands), including dilution effects	1,095,126	1,095,126	1,095,126	1,117,595	1,104,942
Diluted earnings per share - R$	2.3513	(0.1106)	2.2407	2.1141	2.2081
Weighted average number of shares (in thousands)
Weighted average number of shares for basic earnings per share	‐	‐	1,071,727	1,102,130	1,095,469
Dilution effect
Subscription warrants	‐	‐	2,816	3,051	3,334
Stock plan	‐	‐	20,583	12,414	6,139
Weighted average number of shares for diluted earnings per share	‐	‐	1,095,126	1,117,595	1,104,942